Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of cash and cash equivalents [line items]
Cash on hand	$ 286	$ 358
Cash at bank	94,932,968	119,829,155
Restricted cash	0
Cash on deposit	66,856,893	3,588,203
Cash and cash equivalents	$ 161,790,147	$ 123,417,716	$ 79,995,129	$ 60,593,191